Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Investments:
Fixed maturity securities available for sale, at fair value (amortized cost - $85,562 in 2014 and $94,986 in 2013)	$ 97,469	$ 104,079
Equity securities available for sale, at fair value (cost - $7,333 in 2014 and $6,901 in 2013)	7,968	7,200
Commercial mortgage loans on real estate, at amortized cost	19,772	24,959
Policy loans	217	219
Short-term investments	7,202	1,911
Other investments	172	333
Total investments	132,800	138,701
Cash and cash equivalents	120	864
Premiums and accounts receivable	1,679	1,708
Reinsurance recoverables	250,172	177,301
Tax Receivable	738	0
Accrued investment income	1,239	1,352
Other assets	487	681
Assets held in separate accounts	11,953	11,993
Total assets	399,188	332,600
Liabilities
Future policy benefits and expenses	210,978	146,041
Unearned premiums	4,281	2,996
Claims and benefits payable	108,426	110,544
Commissions payable	266	716
Reinsurance balances payable	46	40
Funds held under reinsurance	167	159
Deferred gain on disposal of businesses	2,489	2,261
Accounts payable and other liabilities	4,591	4,830
Due to affiliates	276	468
Tax payable	0	165
Liabilities related to separate accounts	11,953	11,993
Total liabilities	343,473	280,213
Commitments and contingencies (Note 14)
Stockholder's equity
Common stock, par value $20 per share, 100,000 shares authorized, issued, and outstanding	2,000	2,000
Additional paid-in capital	44,174	44,174
Retained earnings	1,280	0
Accumulated other comprehensive income	8,261	6,213
Total stockholder's equity	55,715	52,387
Total liabilities and stockholder's equity	$ 399,188	$ 332,600